Basis of Presentation and General Information (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 09, 2026 Agreement	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Basis of Presentation and General Information [Abstract]
Working capital deficit		$ (13,171)
Deferred revenue		4,934	$ 2,094
Net income		21,242	43,472	$ 2,282
Cash flow from operations		$ 52,607	$ 75,278	$ 31,323
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Number of sale and leaseback agreements entered into | Agreement	5
Seanergy Management [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Seanergy Shipmanagement [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		O1
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Geniuship
Date of delivery		Oct. 13, 2015
Date of sale/disposal		Sep. 10, 2025
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Premiership
Date of delivery		Sep. 11, 2015
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Squireship
Date of delivery		Nov. 10, 2015
Date of sale/disposal		Mar. 20, 2025
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Lordship
Date of delivery		Nov. 30, 2016
Date of sale/disposal		Apr. 28, 2023
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Championship
Date of delivery		Nov. 07, 2018
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Fellowship
Date of delivery		Nov. 22, 2018
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Friendship
Date of delivery		Jul. 27, 2021
Date of sale/disposal		Mar. 20, 2025
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Worldship
Date of delivery		Aug. 30, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Dukeship
Date of delivery		Nov. 26, 2021
Partner Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Partnership
Date of delivery		Mar. 09, 2022
Date of sale/disposal		Mar. 09, 2022
Honor Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Honorship
Date of delivery		Jun. 27, 2022
Paros Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Paroship
Date of delivery		Dec. 27, 2022
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Knightship
Date of delivery		Dec. 13, 2016
Date of sale/disposal		Apr. 06, 2023
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Flagship
Date of delivery		May 06, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Hellasship
Date of delivery		May 06, 2021
Date of sale/disposal		Jun. 28, 2024
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Patriotship
Date of delivery		Jun. 01, 2021
Date of sale/disposal		Jun. 28, 2024
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Goodship
Date of delivery		Aug. 07, 2020
Date of sale/disposal		Feb. 10, 2023
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Tradership
Date of delivery		Jun. 09, 2021
Date of sale/disposal		Feb. 28, 2023
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		O1
Vessel name		Partnership
Date of delivery		May 31, 2017
Date of sale/disposal		Mar. 09, 2022
Titan Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Titanship
Date of delivery		Oct. 24, 2024
Icon Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Iconship
Date of delivery		Jun. 11, 2024
Date of sale/disposal		Jun. 11, 2024
Kaizen Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Kaizenship
Date of delivery		Oct. 01, 2024
Date of sale/disposal		Oct. 01, 2024
Blue Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Blueship
Date of delivery		Feb. 25, 2025
Date of sale/disposal		Feb. 25, 2025
Mei Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Meiship
Date of delivery		Feb. 27, 2025
Atsea Ventures Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Prime Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
King Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T